Note 04 - Management Report - Corporate Divisions - Capital Release Unit (Detail) - Capital Release Unit [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Release Unit [Line Items]
Net revenues		€ 26,000,000	€ (225,000,000)	€ 217,000,000
Provision for credit losses		(42,000,000)	29,000,000	(14,000,000)
Noninterest expenses [Abstract]
Compensation and benefits		128,000,000	168,000,000	359,000,000
General and administrative expenses		1,306,000,000	1,774,000,000	2,898,000,000
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		(2,000,000)	5,000,000	143,000,000
Total noninterest expenses		1,432,000,000	1,947,000,000	3,400,000,000
Noncontrolling interests		0	0	1,000,000
Profit (loss) before tax		(1,364,000,000)	(2,200,000,000)	(3,170,000,000)
Total assets	[1],[2]	€ 131,775,000,000	€ 197,667,000,000	€ 259,224,000,000
Employees (full-time equivalent)		267	478	614

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[2]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.